Schedule of Quarterly Financial Information (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	3 Months Ended
	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Jun. 30, 2014
Pension remeasurement charge
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	$ 0.1
Severance, Pension and Benefit Credit
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations		4.7	3.7
Wireless Transaction Costs
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations			0.5	0.3
Vodafone Omnitel N.V.
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations				1.9
Early Debt Redemption Costs And Other
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations		0.5		0.6
Spectrum
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations					$ 0.4